PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2019	2018
Cost:
Computers and peripheral equipment	$22,105	$31,003
Office furniture and equipment	12,336	12,259
Leasehold improvements	2,281	3,622

	36,722	46,884
Accumulated depreciation:
Computers and peripheral equipment	20,356	29,312
Office furniture and equipment	10,599	10,951
Leasehold improvements	1,375	2,756

	32,330	43,019

Depreciated cost	$4,392	$3,865